CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Common shares, shares authorized	5,250,000
Draft Kings Inc
Redeemable convertible preferred stock, shares authorized	133,346	133,346
Redeemable convertible preferred stock, shares issued	110,250	111,969
Common shares, par value	$ 0.001	$ 0.001
Common shares, shares authorized	735,000	735,000
Common shares, shares issued	389,610	384,009
Common shares, shares outstanding	389,610	384,009
Series E-1 redeemable convertible preferred stock | Draft Kings Inc
Redeemable convertible preferred stock, par value	$ 0.001	$ 0.001
Redeemable convertible preferred stock, shares authorized	54,901	54,901
Redeemable convertible preferred stock, shares issued	54,901	54,901
Redeemable convertible preferred stock, shares outstanding	54,901	54,901
Redeemable convertible preferred stock, liquidation preference	$ 120,943
Series F redeemable convertible preferred stock | Draft Kings Inc
Redeemable convertible preferred stock, par value	$ 0.001	$ 0.001
Redeemable convertible preferred stock, shares authorized	78,445	78,445
Redeemable convertible preferred stock, shares issued	55,349	57,068
Redeemable convertible preferred stock, shares outstanding	55,349	57,068
Redeemable convertible preferred stock, liquidation preference	$ 141,117	$ 145,499